Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA ETF TRUST
Prospectus Date	rr_ProspectusDate	Oct. 13, 2017
Document Creation Date	dei_DocumentCreationDate	May 07, 2018